DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document type	S-1/A
Document period end date	Jun. 30, 2018
Amendment flag	true
Registrant name	Symetra Life Insurance Company
Central index key	0001559495
Entity filer category	Non-accelerated Filer
Amendment Description	the securities being registered on this Form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933